Accounting Pronouncements	12 Months Ended
Dec. 31, 2017
Accounting Pronouncements
Accounting Pronouncements

2.  Accounting Pronouncements

Recently Adopted Accounting Standards

In August 2017, amendments to existing derivative and hedge accounting guidance were issued to simplify existing guidance in order to allow companies to more accurately present the economic effects of risk management activities in the financial statements. The amendments will more closely align the results of cash flow and fair value hedge accounting with risk management activities through changes to both the designation and measurement guidance for qualifying hedging relationships and the presentation of hedge results in the financial statements. This guidance will be effective for annual reporting periods beginning after December 15, 2018, and early adoption is permitted. The company elected to early adopt this guidance during the fourth quarter of 2017, and the adoption did not have a material impact on the company’s consolidated financial statements.

In January 2017, amendments to existing accounting guidance were issued simplifying an entity’s subsequent goodwill measurement by eliminating Step 2, which requires a hypothetical purchase price allocation, from its annual or interim goodwill impairment test. Pursuant to this guidance, an entity should recognize an impairment charge for the amount by which the carrying amount exceeds the reporting unit’s fair value; however, the loss recognized should not exceed the total amount of goodwill allocated to that reporting unit. Additionally, an entity should consider income tax effects from any tax deductible goodwill on the carrying amount of the reporting unit when measuring the goodwill impairment loss, if applicable. This guidance is required to be applied prospectively on January 1, 2020, and early adoption is permitted. The company elected to early adopt this guidance effective January 1, 2017, and it did not have an impact on the company’s consolidated financial statements.

In March 2016, final accounting guidance was issued clarifying that the assessment of whether an embedded contingent put or call option is clearly and closely related to the debt host only requires an analysis of the four-step decision sequence outlined in the accounting standards codification. Consequently, when a contingent put or call option embedded in a debt instrument would be evaluated for possible separate accounting as a derivative instrument, the nature of the exercise contingency would be disregarded. This guidance was applied on a modified retrospective basis on January 1, 2017, and did not have an impact on the company’s consolidated financial statements.

In March 2016, final accounting guidance was issued eliminating the requirement to retrospectively apply the equity method in previous periods when an investor initially obtains significant influence over an investee. The new guidance requires the investor to apply the equity method prospectively from the date the investment qualifies for the equity method. The investor will add the carrying value of the existing investment to the cost of the additional investment to determine the initial cost basis of the equity method investment. This guidance was applied prospectively on January 1, 2017, and did not have a material impact on the company’s consolidated financial statements.

In March 2016, amendments to existing accounting guidance were issued to simplify various aspects related to how share-based payments are accounted for and presented in the consolidated financial statements. The company adopted these amendments on January 1, 2017, as discussed below, which did not have a material impact on the company’s consolidated financial statements.

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All excess tax benefits and tax deficiencies that were previously recognized in common stock are now recognized as income tax provisions (benefits) in the income statement as a discrete item. As required, this change was applied prospectively for settlements occurring after the adoption of the guidance on January 1, 2017.

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Any prior period excess tax benefits that did not reduce taxes payable in the period in which they arose were required to be recorded on a modified retrospective basis, with a cumulative effect adjustment to opening retained earnings. However, the company was able to reduce taxes payable for all previous excess tax benefits and, therefore, was not required to record a cumulative effect adjustment.

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The company elected to use a prospective approach to report all tax-related cash flows resulting from share-based payments as operating activities on the statement of cash flows and, therefore, no adjustments were made to prior periods. Previously, excess tax benefits were reported as part of financing activities.

•	The company elected to account for forfeitures as they occur. No cumulative effect adjustment was required as the amount calculated was immaterial.

In March 2016, accounting guidance was issued regarding the effect of derivative contract novations on existing hedge accounting relationships. The amendments clarify that a change in the counterparty to a derivative instrument designated as a hedging instrument does not in and of itself require dedesignation of that hedging relationship, provided that all other hedge accounting criteria continue to be met. The guidance was applied prospectively on January 1, 2017, and it did not have a material impact on the company’s consolidated financial statements.

In December 2017, new guidance was issued to permit a range of responses to the U.S. Tax Cuts and Jobs Act (the Act) depending on the degree to which an entity had completed its analysis of the tax effects of the Act. Where the analysis of a given effect of the Act is incomplete at the time of reporting, the guidance allows an entity to book provisional entries (where amounts can be reasonably estimated) or to report under previously applicable tax accounting guidance where amounts under the Act cannot be reasonably estimated. The entity subsequently has a measurement period of up to one year to finalize the provisional impacts of the Act. The guidance was immediately effective and Ball applied the option to record provisional impacts of the Act in its results for the year ended December 31, 2017.

New Accounting Guidance

In February 2018, amendments to existing guidance were issued to permit the reclassification from accumulated other comprehensive income to retained earnings for stranded tax effects resulting from the Act. The guidance is effective for Ball on January 1, 2019, with early adoption and retrospective application to the time of implementation of the Act permitted. The company has not elected to early adopt the new guidance in 2017 and is assessing the impact that it is expected to have on the consolidated financial statements.

In May 2017, amendments to existing accounting guidance were issued to provide clarity and reduce diversity in practice, cost and complexity when applying existing accounting guidance for modifications to the terms or conditions of a share-based payment award. The amendments specify that all changes to the terms and conditions of a share-based payment award will require an entity to apply modification accounting, unless all of the following are met: (1) the fair value of the modified award is the same as the fair value of the original award immediately before the original award is modified, (2) the vesting conditions of the modified award are the same as the vesting conditions of the original award immediately before the original award is modified and (3) the classification of the modified award as an equity instrument or a liability instrument is the same as the classification of the original award immediately before the original award is modified. This guidance will be effective for annual reporting periods beginning on January 1, 2018, and early adoption is permitted. The company does not expect the amendments to have a material impact on its consolidated financial statements, and the company has not elected to early adopt this new accounting standard.

In March 2017, amendments to existing accounting guidance were issued to improve the presentation of net periodic pension cost and net periodic postretirement benefit cost, which requires employers to report the service cost component in the same line item as other compensation costs arising from services rendered by the associated employees during the period. The other components of net periodic pension and benefit cost are required to be presented in the income statement separately from the service cost component and outside a subtotal of income from operations, if one is presented. The amendments also permit only the service cost component of net benefit cost to be eligible for capitalization. This guidance is required to be applied retrospectively for the presentation of the service cost component and the other components of net periodic pension cost and net periodic postretirement benefit cost in the income statement and prospectively for the capitalization of the service cost component. Employers can elect a practical expedient that permits use of the amounts disclosed in its pension footnote for prior comparative periods as the estimation basis for applying the retrospective presentation requirements. The guidance is effective for Ball on January 1, 2018, and early adoption is permitted. The company has not elected to early adopt the new standard and does not expect these amendments to have a material impact on its consolidated financial statements.

In February 2017, amendments to existing accounting guidance were issued to clarify the scope and to add guidance for partial sales of nonfinancial assets. The guidance requires that all entities account for the derecognition of a business in accordance with guidance for consolidation, including instances in which the business is considered to be in substance real estate. This guidance is required to be applied on January 1, 2018, using a full retrospective approach or a modified retrospective approach and early adoption is permitted. The company has not elected to early adopt the new standard and is currently assessing the impact that the adoption of this new guidance will have on its consolidated financial statements.

In January 2017, amendments to existing accounting guidance were issued to further clarify the definition of a business in determining whether or not a company has acquired or sold a business. The amendments provide a screen to determine when an integrated set of assets and activities (collectively referred to as a “set”) is not a business. The screen requires that when substantially all of the fair value of the gross assets acquired (or disposed of) is concentrated in a single identifiable asset or a group of similar identifiable assets, the set is not a business. If the screen is not met, the amendments in this update (1) require that to be considered a business, a set must include, at a minimum, an input and a substantive process that together significantly contribute to the ability to create output and (2) remove the evaluation of whether a market participant could replace missing elements. The amendments also narrow the definition of the term “output” so that the term is consistent with how outputs are described in the new guidance for revenue recognition. The guidance is required to be applied prospectively for Ball on January 1, 2018, and early adoption is permitted. The company has not elected to early adopt the new standard and does not expect these amendments to have a material impact on its consolidated financial statements.

In November 2016, accounting guidance was issued that will require the statement of cash flows to explain the change in the total of cash, cash equivalents and restricted cash or restricted cash equivalents. In addition, restricted cash and restricted cash equivalents will need to be included in a cash reconciliation of beginning-of-period and end-of-period total amounts shown on the statement of cash flows. This guidance is required to be applied retrospectively on January 1, 2018. The company expects there to be a material impact on its 2016 and 2015 statements of cash flows due to approximately $2 billion of cash received from the issuance of senior notes in December 2015 that the company elected to restrict in an acquisition escrow account. In July 2016, the funds in the escrow account were used to pay a portion of the cash component of the acquisition price of Rexam. The impacts on the company’s 2017 statement of cash flows are not expected to be material.

In October 2016, amendments to existing accounting guidance were issued that will require entities to recognize the income tax consequences of an intra-entity transfer of an asset other than inventory when the transfer occurs, as opposed to when the asset is sold to an unrelated third party. The amendments also eliminate the exception for an intra-entity transfer of an asset other than inventory. This guidance is required to be applied on a modified retrospective basis through a cumulative-effect adjustment directly to retained earnings on January 1, 2018. The company is currently assessing the impact that the adoption of this new guidance will have on its consolidated financial statements.

In August 2016, accounting guidance was issued addressing the following eight specific cash flow issues:

•	Debt prepayment or debt extinguishment costs
•	Settlement of zero-coupon debt instruments or other debt instruments with coupon interest rates that are insignificant in relation to the effective interest rate of the borrowing
•	Contingent consideration payments made after a business combination
•	Proceeds from the settlement of insurance claims
•	Proceeds from the settlement of corporate-owned life insurance policies (including bank-owned life insurance policies)
•	Distributions received from equity method investees
•	Beneficial interests in securitization transactions
•	Separately identifiable cash flows and, for cash flows with aspects of more than one class which are not separately identifiable, classification based on the predominant source for those cash flows

This guidance is required to be applied retrospectively on January 1, 2018, and the company does not expect the guidance to have a material impact on its consolidated financial statements.

In June 2016, amendments to existing accounting guidance were issued that will require financial assets or a group of financial assets measured at amortized cost basis to be presented at the net amount expected to be collected when finalized. The allowance for credit losses is a valuation account that will be deducted from the amortized cost basis of the financial asset to present the net carrying value at the amount expected to be collected on the financial asset. This guidance affects loans, debt securities, trade receivables, net investments in leases, off-balance-sheet credit exposures, reinsurance receivables and any other financial assets not excluded from the scope that have the contractual right to receive cash. The guidance will be effective on January 1, 2020. The company is currently assessing the impact that the adoption of this new guidance will have on its consolidated financial statements.

In February 2016, lease accounting guidance was issued which, for operating leases, will require a lessee to recognize a right-of-use asset and a lease liability, initially measured at the present value of the lease payments, on its balance sheet. The guidance also requires a lessee to recognize a single lease cost, calculated so the cost of the lease is allocated over the lease term, generally on a straight-line basis. The guidance will be effective for Ball on January 1, 2019. The company is currently assessing the impact the adoption of this standard will have on its consolidated financial statements and it is expected that a material amount of lease assets and liabilities will be recorded on its consolidated balance sheet.

In January 2016, accounting guidance was issued on the classification and measurement of financial assets and liabilities (equity securities and financial liabilities) under the fair value option and the presentation and disclosure requirements for financial instruments. The guidance modifies how entities measure equity investments and present changes in the fair value of financial liabilities. Under the new guidance, entities will have to measure equity investments that do not result in consolidation and are not accounted for under the equity method at fair value and recognize any related changes in fair value in net income unless the investments qualify for the new practicality exception. An exception will apply to those equity investments that do not have a readily determinable fair value and do not qualify for the practical expedient to estimate fair value under the guidance and, as such, these investments may be measured at cost. The guidance will be effective on January 1, 2018. The company does not expect the guidance to have a material impact on its consolidated financial statements.

New Revenue Guidance

In May 2014, the FASB and International Accounting Standards Board jointly issued new revenue recognition guidance which outlines a single comprehensive model for entities to use in accounting for revenue arising from contracts with customers. The new guidance contains a more robust framework for addressing revenue issues and is intended to remove inconsistencies in existing guidance and improve comparability of revenue recognition practices across entities, industries, jurisdictions and capital markets. Under the new standard, revenue is recognized when a customer obtains control of promised goods or services and is recognized in an amount that reflects the consideration which the entity expects to receive in exchange for those goods or services. In addition, the standard requires disclosure of the nature, amount, timing and uncertainty of revenue and cash flows arising from contracts with customers. In July 2015, the FASB approved the deferral of the effective date of the new revenue recognition guidance by one year. The new standard is now effective for annual reporting periods beginning after December 15, 2017.

In March 2016, the principal versus agent guidance within the new revenue recognition standard was amended to clarify how an entity should identify the unit of accounting for the principal versus agent evaluation. The new standard requires an entity to determine whether it is a principal or an agent in a transaction in which another party is involved in providing goods or services to a customer by evaluating the nature of its promise to the customer. An entity is a principal and records revenue on a gross basis if it controls the promised good or service before transferring the good or service to the customer. An entity is an agent and records as revenue the net amount it retains for its agency services if its role is to arrange for another entity to provide the goods or services.

In April 2016, a clarification on implementation guidance related to identifying performance obligations was issued. The amendments clarify when a promised good or service is separately identifiable and allow entities to disregard items that are immaterial in the context of a contract.

In May 2016, narrow scope amendments and practical expedients were issued to clarify the new revenue recognition standard. The amendments clarify the collectability criterion of the revenue standard wherein an entity is allowed to recognize revenue in the amount of consideration received when the following criteria are met: the entity has transferred control of the goods or services, the entity has stopped transferring goods or services, or has no obligation under the contract to transfer additional goods or services and the consideration received from the customer is nonrefundable. The amendments also clarify the following: the fair value of noncash consideration should be measured at contract inception when determining the transaction price, allows an entity to make an accounting policy election to exclude from the transaction price certain types of taxes collected from a customer when the company discloses that policy, for contracts to be considered completed at transition, all (or substantially all) of the revenue must have been recognized under legacy U.S. GAAP, and a practical expedient is provided in which an entity can avoid having to evaluate the effects of each contract modification from contract inception through the beginning of the earliest period presented when accounting for contracts that were modified prior to adoption under both the full and modified retrospective transition approach. Additionally, the amendments included a rescission of SEC guidance, because of the new revenue guidance, to revenue and expense recognition for freight services in process, accounting for shipping and handling fees and costs and accounting for consideration given by a vendor to a customer.

In December 2016, technical corrections and improvements were issued on a variety of topics within the new revenue recognition standard. The corrections represent minor corrections or improvements and are not expected to have a significant impact on accounting practices. The amendments clarify the following: guarantee fees within the scope of accounting guidance for guarantees are not within the scope of the new revenue recognition guidance, impairment testing for capitalized contract costs should consider both expected contract renewals and extensions and unrecognized consideration already received along with expected future consideration, the sequence of impairment testing for assets within the scope of different topics, allowance of an accounting policy election to determine the provision for losses at the performance obligation level instead of the contract level, exclude all topics within the financial services–insurance guidance from the scope of the new revenue recognition guidance, allow exemptions from the disclosures of remaining performance obligations, disclosure of prior-period performance obligations pertains to all performance obligations and is not limited to those with corresponding contract balances and better aligns accounting guidance and examples within the guidance.

The new guidance is effective for Ball on January 1, 2018, and will supersede the current revenue recognition guidance, including industry-specific guidance. Entities have the option of using either a full retrospective or modified retrospective approach for the adoption of the standard. We adopted the standard for the period beginning January 1, 2018, using the modified retrospective method.

We established a cross-functional implementation team, which includes representatives from all of our business segments. We utilized a bottoms-up approach to analyze the impact of the new standard on our contracts with customers by reviewing our current accounting policies and practices to identify potential differences that would result from applying the requirements of the new standard to revenues arising from such contracts. In addition, we are finalizing changes to our business processes, systems and controls to support recognition and disclosure under the standard upon adoption.

The most significant impact will be in the way we account for revenue in our global metal beverage packaging segments and, to a lesser extent, in our food and aerosol packaging segment. We currently recognize revenue from many of our contracts in these segments when the four established criteria of revenue recognition under the current guidance have been met, generally occurring upon shipment or delivery of goods. Under the new guidance we expect to recognize revenue from many of these contracts over time, which will accelerate the timing of revenue recognition from these arrangements, such that some portion of revenue will be recognized prior to shipment or delivery of goods. In addition to accelerating the timing of recording revenue, we expect corresponding decreases in inventories with an offsetting increase to unbilled receivables to the extent the amounts have not yet been invoiced to the customer.

Relative to the aerospace segment, at this time we do not expect the implementation of the new standard to materially impact the manner in which we currently recognize revenue as the standard supports the recognition of revenue over time under the “cost-to-cost” method, which is consistent with the current revenue recognition model utilized for the majority of our contracts in this segment. We expect revenue arising from the majority of our contracts to continue to be recognized over time because of the continuous transfer of control to the customer. However, due to the complexity of most of our aerospace contracts, the actual revenue recognition treatment required under the new standard will be dependent on contract-specific terms and may vary in some instances from recognition over time.

Our processes, systems and internal controls will be in a position to report under the new accounting standard upon adoption in the first quarter of 2018.